Business combination - Jinan Pengai (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 25, 2020	Aug. 04, 2020 CNY (¥)	Apr. 25, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 03, 2020 CNY (¥)	Apr. 24, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 31, 2017 CNY (¥)
Business combination
Goodwill								¥ 29,186,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents								1,198,000
Intangible assets								14,000,000
Trade and other receivables								1,700,000
Inventories								452,000
Property, plant and equipment								17,823,000
Trade payables and other payables								(2,717,000)
Lease liabilities								13,928,000
Deferred income tax liabilities								(3,337,000)
Non-controlling interest								(4,420,000)
Net identifiable assets acquired								9,961,000
Add: goodwill (Note 14)								29,186,000
Net assets acquired								39,147,000
Cash flows from investing activities
Cash and cash equivalents								¥ 1,198,000
Jinan Pengai
Business combination
Proportion of ownership interest disposed off							95.00%
Consideration							¥ 13,450,000				¥ 13,450,000
Consideration receivable balance					¥ 13,450,000
Percentage of share capital acquired											95.00%
Total purchase consideration					14,640,000					¥ 13,450,000
Goodwill					8,849,000
Total consideration
Settlement of receivable due from Buyer					13,450,000
Settlement of pre-existing balance					1,190,000
Total purchase consideration					14,640,000					¥ 13,450,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents					66,000
Intangible assets					4,630,000
Trade and other receivables					1,638,000
Inventories					367,000
Property, plant and equipment					5,324,000
Trade payables and other payables					(1,544,000)
Lease liabilities					(3,331,000)
Deferred income tax liabilities					(1,054,000)
Non-controlling interest					(305,000)
Net identifiable assets acquired					5,791,000
Add: goodwill (Note 14)					8,849,000
Net assets acquired					14,640,000
Cash flows from investing activities
Cash and cash equivalents					66,000
Net inflow of cash and cash equivalents included in cash flows from investing activities					¥ (66,000)
Revenue since acquisition							10,107,000
Xian New Pengai Yueji Medical Aesthetic Clinic Co Ltd Member
Business combination
Percentage of share capital acquired									70.00%
Total purchase consideration									¥ 13,208,000
Goodwill									9,961,000
Goodwill expected to be deductible for income tax purpose									9,961,000
Total consideration
Settlement of pre-existing balance									456,000
Cash consideration									10,500,000
Total purchase consideration									13,208,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents									245,000
Intangible assets									4,240,000
Trade and other receivables									401,000
Inventories									148,000
Property, plant and equipment									3,881,000
Trade payables and other payables									(180,000)
Lease liabilities									3,585,000
Deferred income tax liabilities									(412,000)
Non-controlling interest									(1,392,000)
Net identifiable assets acquired									3,247,000
Add: goodwill (Note 14)									9,961,000
Net assets acquired									13,208,000
Cash flows from investing activities
Cash paid									10,500,000
Cash and cash equivalents									¥ 245,000
Pro forma revenue			$ 1,690			¥ 903,306,000
Pro forma profit/(loss) after tax			$ 1,972			(246,715,000)
Guangdong Hanfei
Business combination
Proportion of ownership interest disposed off	51.00%
Percentage of share capital acquired		51.00%
Total purchase consideration		¥ 125,426,000
Goodwill		102,971,000
Cash consideration paid						¥ 42,000,000	¥ 19,000,000
Total consideration
Settlement of pre-existing balance		5,016,000
Cash consideration		61,000,000
Total purchase consideration		125,426,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents		1,805,000
Intangible assets		61,057,000
Trade and other receivables		13,020,000
Inventories		7,061,000
Property, plant and equipment		173,577,000
Deferred income tax assets		2,894,000
Trade payables and other payables		(34,700,000)
Lease liabilities		135,814,000
Deferred income tax liabilities		(10,499,000)
Non-controlling interest		(26,669,000)
Net identifiable assets acquired		22,455,000
Add: goodwill (Note 14)		102,971,000
Net assets acquired		125,426,000
Cash flows from investing activities
Cash paid		61,000,000
Cash and cash equivalents		1,805,000
Pro forma revenue		181,371,000		¥ 1,069,869,000
Pro forma profit/(loss) after tax		¥ 3,996,000		¥ (245,715,000)